SCHEDULE OF INVESTMENTS
Thornburg Limited Term Municipal Fund	December 31, 2023 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	LONG-TERM MUNICIPAL BONDS — 98.6%
	Alabama — 3.1%
	Alabama Special Care Facilities Financing Authority-Birmingham (Children’s Hospital of Alabama Obligated Group), 5.00% due 6/1/2033	$ 3,470,000	$ 3,580,329
[a]	Black Belt Energy Gas District (Guaranty: Canadian Imperial Bank), Series E, 5.00% due 5/1/2053 (put 6/1/2028)	1,750,000	1,832,082
[a]	Black Belt Energy Gas District (Guaranty: Goldman Sachs Group, Inc.), Series F, 5.50% due 11/1/2053 (put 12/1/2028)	4,825,000	5,131,050
[a]	Black Belt Energy Gas District (Guaranty: Morgan Stanley Group), Series C-1, 5.25% due 2/1/2053 (put 6/1/2029)	13,240,000	14,154,341
	Black Belt Energy Gas District (Guaranty: Royal Bank of Canada),
	Series B,
	5.00% due 12/1/2030	1,750,000	1,871,415
[a]	5.25% due 12/1/2053 (put 12/1/2030)	4,000,000	4,337,728
	Series D1,
	4.00% due 6/1/2024 - 6/1/2026	1,120,000	1,125,511
[a]	4.00% due 7/1/2052 (put 6/1/2027)	14,500,000	14,610,374
[a]	Chatom (PowerSouth Energy Cooperative; SPA National Rural Utilities Cooperative Finance) IDB, Series A, 4.00% due 8/1/2037 (put 2/1/2024)	3,000,000	3,002,052
	City of Mobile Alabama (Alabama Power Co.) IDB,
[a,b]	Series A, 3.65% due 7/15/2034 (put 1/10/2025)	5,000,000	4,996,210
[a]	Series C, 3.78% due 6/1/2034 (put 6/16/2026)	2,000,000	2,002,466
[a]	Energy Southeast A Cooperative District (Guaranty: Morgan Stanley Group), Series B-1, 5.75% due 4/1/2054 (put 11/1/2031)	7,000,000	7,805,959
[a]	Selma (International Paper Co.) IDB, Series A, 2.00% due 11/1/2033 (put 10/1/2024)	6,025,000	5,944,247
[a]	Southeast Energy Authority A Cooperative District (Guaranty: Goldman Sachs Groups, Inc.), Series B-1, 5.00% due 5/1/2053 (put 8/1/2028)	5,000,000	5,207,160
[a]	Southeast Energy Authority A Cooperative District (Guaranty: Morgan Stanley Group), Series A, 5.50% due 1/1/2053 (put 12/1/2029)	3,500,000	3,767,571
	Troy University (Insured: BAM), Series A, 5.00% due 11/1/2028	1,000,000	1,023,701
	Water Works Board of the City of Birmingham, 5.00% due 1/1/2029	2,230,000	2,441,413
	Arizona — 1.5%
	Arizona (Banner Health Obligated Group) HFA,
	Series B,
[a]	4.12% (MUNIPSA + 0.25%) due 1/1/2046 (pre-refunded 11/4/2025)	630,000	630,866
[a]	4.12% (MUNIPSA + 0.25%) due 1/1/2046 (put 11/4/2026)	3,370,000	3,353,693
	Arizona (Scottsdale Lincoln Hospitals) HFA, Series A, 5.00% due 12/1/2024	260,000	264,208
[a]	Chandler (Intel Corp.) IDA, 3.80% due 12/1/2035 (put 6/15/2028)	7,500,000	7,668,203
	County of Pinal (Detention & Training Facilities), Series A, 5.00% due 8/1/2024	700,000	708,521
[a]	Maricopa County (Banner Health Obligated Group) IDA, Series A-3, 5.00% due 1/1/2053 (put 11/1/2030)	18,960,000	21,248,775
[a]	Maricopa County Pollution Control Corp. (Public Service Co. of New Mexico), Series A, 3.00% due 1/1/2038 (put 6/1/2024)	1,555,000	1,543,984
	Northern Arizona University (Insured: BAM), Series B, 5.00% due 6/1/2030	525,000	590,851
	Salt River Project Agricultural Improvement & Power District (Salt River Electric System), Series A, 5.00% due 1/1/2029	1,405,000	1,544,998
	State of Arizona COP ETM, Series A, 5.00% due 10/1/2025	3,375,000	3,499,777
	California — 3.2%
[a]	Bay Area Toll Authority (San Francisco Bay Area Toll Bridge), Series E, 4.28% (MUNIPSA + 0.41%) due 4/1/2056 (put 4/1/2028)	4,000,000	3,954,964
	California (PIH Health, Inc. Obligated Group) HFFA, Series A, 5.00% due 6/1/2028 - 6/1/2030	2,950,000	3,241,764
[a]	California Community Choice Financing Authority (Guaranty: Deutsche Bank AG) (Green Bond), Series C, 5.25% due 1/1/2054 (put 10/1/2031)	16,955,000	17,922,096
[a]	California Community Choice Financing Authority (Guaranty: Goldman Sachs Group, Inc.) (Green Bond), Series A, 4.00% due 10/1/2052 (put 12/1/2027)	1,000,000	1,010,482
	California Community Choice Financing Authority (Guaranty: Morgan Stanley Group) (Green Bond),
[a]	Series B-1, 4.00% due 2/1/2052 (put 8/1/2031)	13,175,000	13,320,412
[a]	Series E-1, 5.00% due 2/1/2054 (put 3/1/2031)	14,980,000	16,175,704
	California Municipal Finance Authority (CHF-Davis II LLC; Insured: BAM) (Green Bond),
	4.00% due 5/15/2032	600,000	633,903
	5.00% due 5/15/2030 - 5/15/2031	850,000	959,217
	California Municipal Finance Authority (CHF-Davis II LLC; Insured: BAM-TCRS), 5.00% due 5/15/2028	2,905,000	3,122,535
	California Municipal Finance Authority (Congregational Homes, Inc. Obligated Group), Series B, 2.125% due 11/15/2026	615,000	602,741
	California Statewide Communities Development Authority (CHF-Irvine LLC; Insured: BAM), 5.00% due 5/15/2030	2,000,000	2,265,734
[a]	California Statewide Communities Development Authority (Kaiser Foundation Hospitals), Series 2004-M-R, 5.00% due 4/1/2038 (put 11/1/2029)	5,250,000	5,911,794
	Lammersville Joint (Insured: BAM) USD, 5.00% due 9/1/2029 - 9/1/2030	2,215,000	2,533,265
	Long Beach Bond Finance Authority (Guaranty: Merrill Lynch & Co.), Series A, 5.00% due 11/15/2024	2,000,000	2,022,274
[a]	Los Angeles County Development Authority (2111 Firestone LP), Series E, 5.00% due 7/1/2043 (put 7/1/2026)	2,450,000	2,524,392
	Los Angeles USD GO, Series A, 5.00% due 7/1/2024	1,500,000	1,517,132
	Santa Fe Springs CDC Successor Agency (Consolidated Redevelopment Project; Insured: Natl-Re), Series A, Zero Coupon due 9/1/2024	7,000,000	6,869,597
	Colorado — 2.0%
[a]	Adams County Housing Authority (647 Oat LLLP), 4.50% due 5/1/2042 (put 5/1/2026)	3,500,000	3,553,235
[a]	Colorado (AdventHealth Obligated Group) HFA, Series B, 5.00% due 11/15/2049 (put 11/19/2026)	7,000,000	7,396,795
[a]	Colorado (AdventHealth Obligation Group) HFA, Series A-2, 5.00% due 11/15/2057 (put 11/15/2033)	13,190,000	15,322,018
[a]	Colorado (Adventist Health System/Sunbelt Obligated Group) HFA, Series C, 5.00% due 11/15/2036 (put 11/15/2026)	1,410,000	1,502,462
	Colorado (CommonSpirit Health Obligated Group) HFA,

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	December 31, 2023 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	5.00% due 11/1/2029 - 11/1/2032	$ 4,550,000	$ 5,113,371
[a]	Series B-2, 5.00% due 8/1/2049 (put 8/1/2026)	5,150,000	5,334,767
[a]	Colorado (Intermountain Healthcare Obligated Group) HFA, Series B, 5.00% due 5/15/2062 (put 8/17/2026)	1,515,000	1,603,609
	County of El Paso (Judicial Complex; Insured: AGM) COP, 5.00% due 12/1/2025 - 12/1/2028	1,800,000	1,945,729
	Denver Convention Center Hotel Authority, 5.00% due 12/1/2028	1,000,000	1,021,721
[a]	E-470 Public Highway Authority, Series B, 3.961% (SOFR + 0.35%) due 9/1/2039 (put 9/1/2024)	2,000,000	2,002,510
	Interlocken Metropolitan District (Insured: AGM) GO, Series A-1, 5.00% due 12/1/2024 - 12/1/2026	2,375,000	2,462,919
	Regional Transportation District (Denver Transit Partners LLC), Series A, 5.00% due 1/15/2030 - 7/15/2032	3,430,000	3,757,503
	Sierra Ridge Metropolitan District No. 2 (Insured: AGM) GO, 4.00% due 12/1/2025	275,000	280,543
	State of Colorado COP, Series A, 5.00% due 9/1/2028	1,215,000	1,339,243
[a]	University of Colorado Hospital Authority (University of Colorado Health Obligated Group), Series C, 5.00% due 11/15/2047 (put 11/15/2024)	1,360,000	1,370,603
	Connecticut — 2.3%
	City of Hartford (Various Public Improvements; Insured: AGM) GO, Series A, 5.00% due 7/1/2024 - 7/1/2025	1,820,000	1,857,592
	City of New Haven (Insured: AGM) GO, Series B, 5.00% due 2/1/2028 - 2/1/2030	1,470,000	1,622,529
	City of New Haven (Insured: BAM) GO, 5.00% due 8/1/2032 - 8/1/2033	1,100,000	1,286,516
	State of Connecticut (Various Capital Projects) GO, Series B, 5.00% due 5/15/2027	16,615,000	17,566,076
	State of Connecticut GO,
	Series B, 5.00% due 2/15/2024	7,000,000	7,017,311
	Series C, 5.00% due 6/15/2026 - 6/15/2028	10,705,000	11,596,874
	Series E, 5.00% due 9/15/2028	2,560,000	2,854,740
	Series F, 5.00% due 11/15/2031	2,500,000	2,616,040
	State of Connecticut Special Tax Revenue, Series D, 5.00% due 11/1/2032	500,000	596,329
	State of Connecticut Special Tax Revenue (Transportation Infrastructure Purposes), Series A, 5.00% due 8/1/2026 - 8/1/2033	2,200,000	2,282,230
	State of Connecticut Special Tax Revenue (Transportation Infrastructure Purposes; Insured: BAM-TCRS), Series A, 5.00% due 9/1/2031	11,600,000	12,374,277
	University of Connecticut, Series A, 5.00% due 5/1/2032	1,000,000	1,192,884
	Delaware — 0.2%
	Delaware State (Beebe Medical Center, Inc.) HFA, 5.00% due 6/1/2031	1,200,000	1,264,988
	Delaware Transportation Authority, 5.00% due 9/1/2029	2,665,000	3,021,332
	District of Columbia — 0.2%
[a]	District of Columbia Housing Finance Agency (Benning Corridor Titleholder LLC), 4.00% due 9/1/2040 (put 9/1/2025)	3,000,000	3,015,687
[a]	District of Columbia Housing Finance Agency (ECD Edgewood Commons 5 LP), 5.00% due 6/1/2027 (put 6/1/2026)	2,000,000	2,056,918
	Washington Metropolitan Area Transit Authority, 5.00% due 7/1/2028	1,000,000	1,083,747
	Florida — 4.7%
[a]	Broward County Housing Finance Authority (Pinnacle 441 Phase 2 LLC), 4.05% due 9/1/2056 (put 3/1/2026)	2,150,000	2,188,885
	Broward County School Board (Educational Facilities) COP, Series A, 5.00% due 7/1/2027	300,000	317,699
	Broward County School Board COP,
	Series A, 5.00% due 7/1/2029 - 7/1/2030	4,345,000	4,555,556
	Series B, 5.00% due 7/1/2029	1,005,000	1,039,057
	Central Florida Expressway Authority, 5.00% due 7/1/2026	575,000	606,727
	City of Jacksonville, Series B, 5.00% due 10/1/2029	1,350,000	1,443,604
	City of Orlando (Senior Tourist Development; Insured: AGM), Series A, 5.00% due 11/1/2025	1,675,000	1,740,734
	County of Lee Airport Revenue, 5.00% due 10/1/2033	3,305,000	3,436,886
	County of Miami-Dade (Miami International Airport), Series B, 5.00% due 10/1/2025	2,500,000	2,536,885
	County of Miami-Dade (Transit System), 5.00% due 7/1/2025	3,700,000	3,822,844
	County of Miami-Dade Aviation Revenue, Series A, 5.00% due 10/1/2032	500,000	571,158
	County of Miami-Dade Water & Sewer System Revenue, Series A, 5.00% due 10/1/2031	1,200,000	1,247,344
	Duval County Public Schools (Insured: AGM) COP, Series A, 5.00% due 7/1/2025 - 7/1/2033	11,390,000	12,408,691
[a]	Florida Housing Finance Corp. (Hampton Point Preservation Ltd.), Series E, 5.00% due 5/1/2026 (put 5/1/2025)	1,625,000	1,661,662
	Florida Insurance Assistance Interlocal Agency, Inc., Series A-1, 5.00% due 9/1/2027 - 9/1/2028	11,000,000	11,518,017
	Hillsborough County School Board (Master Lease Program) COP, 5.00% due 7/1/2027 - 7/1/2028	5,200,000	5,640,457
	JEA Electric System Revenue, Series III B, 5.00% due 10/1/2031	2,110,000	2,286,932
	Lee County School Board (School Facilities Improvements) COP, 5.00% due 8/1/2024	2,000,000	2,024,866
	Manatee County School District (School Facilities Improvements; Insured: AGM), 5.00% due 10/1/2025 - 10/1/2027	2,900,000	3,075,866
	Marion County School Board (Insured: BAM) COP, Series B, 5.00% due 6/1/2024	3,065,000	3,091,420
	Miami-Dade County Expressway Authority (Toll System), Series B, 5.00% due 7/1/2024 - 7/1/2025	5,350,000	5,399,549
	Miami-Dade County School Board (Educational Facilities Improvements) COP,
[a]	Series A, 5.00% due 5/1/2031 (pre-refunded 5/1/2024)	2,425,000	2,438,677
	Series C, 5.00% due 5/1/2025	15,000,000	15,428,145
	Orange County (AdventHealth Obligated Group) HFA,
	Series C,
[a]	5.00% due 11/15/2052 (pre-refunded 11/15/2026)	210,000	223,881
[a]	5.00% due 11/15/2052 (put 11/15/2026)	3,575,000	3,770,381
	Orange County School Board COP, Series C, 5.00% due 8/1/2033	2,000,000	2,105,152
	Palm Beach County (Jupiter Medical Center Obligated Group) HFA, Series A, 5.00% due 11/1/2028 - 11/1/2031	675,000	723,442

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	December 31, 2023 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Palm Beach County School Board (Educational Facilities) COP, Series B, 5.00% due 8/1/2024	$ 3,595,000	$ 3,639,697
	Palm Beach County School District COP, Series D, 5.00% due 8/1/2031	2,000,000	2,076,354
	Pasco County School Board COP, Series A, 5.00% due 8/1/2032	750,000	892,180
[a]	Polk County Housing Finance Authority (Episcopal Catholic Apartments Owner LLLP), 4.15% due 12/1/2040 (put 6/1/2026)	2,000,000	2,030,288
	School Board of Miami-Dade County COP,
	Series B, 5.00% due 8/1/2026	10,665,000	11,285,436
	Series C, 5.00% due 2/1/2033	5,220,000	5,471,171
	State of Florida GO,
	Series A, 4.00% due 7/1/2031	2,500,000	2,602,840
	Series C, 4.00% due 6/1/2031	1,540,000	1,601,919
	Town of Davie (Nova Southeastern University, Inc.), 5.00% due 4/1/2032	400,000	429,619
	Volusia County Educational Facilities Authority (Embry-Riddle Aeronautical University, Inc.), Series B, 5.00% due 10/15/2024 - 10/15/2025	1,050,000	1,072,126
	Volusia County School Board (University High School, River Springs Middle School) COP, Series B, 5.00% due 8/1/2024	1,000,000	1,012,433
	Georgia — 6.3%
[a]	Bartow County Development Authority (Georgia Power Co.), 3.95% due 12/1/2032 (put 3/8/2028)	3,000,000	3,055,290
	Development Authority of Burke County (Georgia Power Co.),
	Series 1995, 2.20% due 10/1/2032	1,225,000	1,033,319
[a]	Series REMK, 3.80% due 10/1/2032 (put 5/21/2026)	2,100,000	2,118,018
[a]	Development Authority of Monroe County (Georgia Power Co.), Series 1, 3.875% due 6/1/2042 (put 3/6/2026)	2,000,000	2,017,558
	Gwinnett County School District GO, 4.00% due 2/1/2032	2,000,000	2,053,710
	Main Street Natural Gas, Inc. (Guaranty: Citigroup, Inc.),
[a]	Series A, 4.00% due 9/1/2052 (put 12/1/2029)	29,500,000	29,597,468
[a]	Series B, 5.00% due 12/1/2052 (put 6/1/2029)	755,000	795,657
[a]	Series C, 4.00% due 5/1/2052 (put 12/1/2028)	5,160,000	5,192,462
[a]	Series D, 5.00% due 5/1/2054 (put 12/1/2030)	47,520,000	50,481,874
	Main Street Natural Gas, Inc. (Guaranty: Macquarie Group Ltd.), Series A, 5.00% due 5/15/2028	2,350,000	2,462,208
	Main Street Natural Gas, Inc. (Guaranty: Royal Bank of Canada),
[a]	Series A, 4.00% due 7/1/2052 (put 9/1/2027)	12,645,000	12,718,935
[a]	Series B, 5.00% due 7/1/2053 (put 3/1/2030)	26,675,000	28,331,971
[a]	Series C, 5.00% due 9/1/2053 (put 9/1/2030)	1,500,000	1,599,445
[a]	Series E-1, 5.00% due 12/1/2053 (put 6/1/2031)	25,250,000	27,054,239
	Municipal Electric Authority of Georgia, Series A, 5.00% due 1/1/2024	830,000	830,000
	Private Colleges & Universities Authority (Corp. of Mercer University), 5.00% due 10/1/2030 - 10/1/2032	350,000	398,853
	State of Georgia GO, Series A, 4.00% due 2/1/2033	500,000	509,639
	Guam — 0.3%
	Government of Guam (Various Capital Projects), Series D, 5.00% due 11/15/2024	4,500,000	4,544,356
	Guam Power Authority (Electric Power System), Series A, 5.00% due 10/1/2024 - 10/1/2026	3,330,000	3,399,975
	Illinois — 11.7%
	Chicago Park District (Capital Improvement Plan) GO,
	Series A, 5.00% due 1/1/2025	610,000	621,684
	Series B, 5.00% due 1/1/2024	1,340,000	1,340,000
	Series D, 5.00% due 1/1/2024	1,760,000	1,760,000
	Chicago Park District GO, Series A, 5.00% due 1/1/2024 - 1/1/2032	1,705,000	1,768,930
	Chicago Park District GO ETM,
	Series A, 5.00% due 1/1/2024	1,150,000	1,150,000
	Series D, 5.00% due 1/1/2024	1,060,000	1,060,000
	Chicago Waterworks Revenue, 5.00% due 11/1/2028	1,250,000	1,317,026
	City of Chicago (Chicago O’Hare International Airport Customer Facility Charge Revenue; Insured: BAM), 5.00% due 1/1/2031 - 1/1/2033	5,400,000	6,288,914
	City of Chicago (Chicago O’Hare International Airport), Series C, 5.00% due 1/1/2031	500,000	523,140
	City of Chicago (Midway International Airport), Series B, 5.00% due 1/1/2024 - 1/1/2029	20,060,000	20,064,998
	City of Chicago (Water System),
	5.00% due 11/1/2024 - 11/1/2027	8,250,000	8,624,662
	Series A-1, 5.00% due 11/1/2024	4,000,000	4,063,836
[a]	City of Chicago Heights (Olympic Village LLC), 2.875% due 8/1/2027 (put 8/1/2025)	16,299,000	16,073,210
	City of Chicago Wastewater Transmission Revenue,
	Series B, 5.00% due 1/1/2033	2,710,000	2,880,551
	Series C, 5.00% due 1/1/2024 - 1/1/2026	8,180,000	8,259,063
	City of Chicago Wastewater Transmission Revenue, ETM, Series C, 5.00% due 1/1/2024 - 1/1/2025	3,070,000	3,085,990
	City of Joliet (Rock Run Crossing Project; Insured: BAM) GO, 5.00% due 12/15/2031 - 12/15/2032	2,030,000	2,344,992
	Cook County (Capital Improvement Plan) GO, Series A, 5.00% due 11/15/2024	1,500,000	1,527,039
	Cook County Community College District No. 508 (City Colleges of Chicago) GO,
	5.00% due 12/1/2024	1,000,000	1,001,371
	5.25% due 12/1/2025 - 12/1/2026	3,365,000	3,370,229
	Cook County Community High School District No. 233 Homewood-Flossmoor GO, 4.00% due 12/1/2025	1,000,000	1,020,065

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	December 31, 2023 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Cook County Sales Tax Revenue, 5.00% due 11/15/2028	$ 2,250,000	$ 2,449,375
	Cook County School District No.170 (Insured: AGM) GO, Series D, 5.00% due 12/1/2024	1,190,000	1,207,792
	County of Cook Sales Tax Revenue, Series A, 5.00% due 11/15/2030	1,650,000	1,893,462
	DuPage Cook & Will Counties Community College District No. 502 GO, 5.00% due 6/1/2024	5,000,000	5,042,050
	DuPage County Forest Preserve District GO, 5.00% due 11/1/2024 - 11/1/2030	6,710,000	7,063,092
[a]	Illinois (Collateralized: GNMA, FNMA, FHLMC) HDA, Series G, 3.50% due 10/1/2054 (put 6/4/2024)	2,200,000	2,203,245
[a]	Illinois (Anchor Senior Living 2021 LP) HDA, Series A, 4.00% due 11/1/2042 (put 5/1/2025)	2,000,000	2,001,002
	Illinois (Collateralized: GNMA, FNMA, FHLMC) HDA,
	Series K,
	4.60% due 4/1/2031	1,700,000	1,845,712
	4.65% due 10/1/2031	1,700,000	1,855,662
	4.70% due 4/1/2032	1,980,000	2,173,438
	4.75% due 10/1/2032	1,650,000	1,822,930
	4.80% due 4/1/2033	1,000,000	1,106,843
[a]	Illinois (South Shore HHDC LIHTC LLC) HDA, 5.00% due 2/1/2027 (put 2/1/2026)	1,000,000	1,029,902
[a]	Illinois (South Shore IL Preservation LP) HDA, 4.00% due 6/1/2026 (put 6/1/2025)	1,750,000	1,759,767
[a]	Illinois Finance Authority, Series REMK, 3.875% due 5/1/2040 (put 9/1/2028)	2,500,000	2,620,485
	Illinois Finance Authority (Advocate Aurora Health Obligated Group), Series B, 4.00% due 5/1/2041	4,745,000	4,817,328
	Illinois Finance Authority (Ascension Health Credit Group), Series C, 5.00% due 2/15/2033	1,500,000	1,591,893
	Illinois Finance Authority (Carle Foundation Obligated Group),
	Series A, 5.00% due 2/15/2027	3,000,000	3,136,350
[a]	Series B, 5.00% due 8/15/2053 (put 8/15/2031)	10,330,000	11,638,429
	Illinois Finance Authority (NorthShore University HealthSystem Obligated Group), Series A, 5.00% due 8/15/2027 - 8/15/2028	3,500,000	3,828,635
	Illinois Finance Authority (Northwestern Memorial Healthcare Obligated Group), Series A, 5.00% due 7/15/2032	800,000	936,270
	Illinois Finance Authority (Rush Obligated Group),
	Series A, 5.00% due 11/15/2024 - 11/15/2029	3,945,000	4,014,718
	Series B, 5.00% due 11/15/2033	805,000	815,301
	Illinois Finance Authority (University of Chicago Medical Center Obligated Group),
[c]	Series A, 5.00% due 8/15/2029	2,500,000	2,584,427
[a]	Series B-1, 5.00% due 8/15/2052 (put 8/15/2025)	10,000,000	10,280,010
	Illinois State Toll Highway Authority,
	Series A, 5.00% due 12/1/2032	3,000,000	3,146,073
	Series C, 5.00% due 1/1/2025 - 1/1/2029	3,500,000	3,579,184
	Kane McHenry Cook & DeKalb Counties Unit School District No. 300 GO, 5.00% due 1/1/2024	4,000,000	4,000,000
	Kane, Cook, & DuPage Counties School District No. 46 GO,
	Series A, 5.00% due 1/1/2031	2,255,000	2,258,125
	Series D, 5.00% due 1/1/2028	1,000,000	1,001,357
	Knox & Warren Counties Community Unit School District No. 205 Galesburg GO, Series B, 5.00% due 12/1/2030	1,875,000	2,034,864
	McHenry County Conservation District GO, 5.00% due 2/1/2025	2,000,000	2,042,210
	Metropolitan Pier & Exposition Authority, Series A, 5.00% due 12/15/2027 - 12/15/2028	6,000,000	6,452,494
	Metropolitan Water Reclamation District of Greater Chicago (Green Bond) GO, Series E, 5.00% due 12/1/2025	1,000,000	1,041,368
	Metropolitan Water Reclamation District of Greater Chicago GO, Series A, 5.00% due 12/1/2031	1,500,000	1,604,377
	Monroe & St. Clair Counties Community Unit School District No. 5 (Insured: BAM) GO, 5.00% due 4/15/2024 - 4/15/2026	1,650,000	1,691,720
	Peoria Metropolitan Airport Authority GO, Series D, 5.00% due 12/1/2027	2,000,000	2,119,852
	Rock Island Henry Mercer Etc Counties Community College District No. 503 (Black Hawk College; Insured: AGM) GO, 5.00% due 12/1/2024	3,415,000	3,470,815
	Sales Tax Securitization Corp., Series A, 5.00% due 1/1/2028 - 1/1/2029	6,445,000	7,006,880
	Sangamon County School District No. 186 Springfield (Insured: AGM) GO, Series B, 5.00% due 2/1/2030	1,570,000	1,733,880
	Southern Illinois University (Insured: BAM), Series A, 5.00% due 4/1/2024 - 4/1/2032	4,535,000	4,960,687
	State of Illinois (State Facilities Improvements) GO, Series D, 5.00% due 11/1/2024	3,650,000	3,695,154
	State of Illinois GO,
	5.50% due 5/1/2024 - 5/1/2030	2,500,000	2,632,482
	Series A, 5.00% due 10/1/2024 - 3/1/2032	9,525,000	10,619,883
	Series B,
	4.00% due 11/1/2033	1,000,000	1,031,319
	5.00% due 3/1/2029 - 12/1/2032	2,500,000	2,810,529
	Series D, 5.00% due 11/1/2027 - 11/1/2028	35,470,000	38,039,708
	State of Illinois Sales Tax Revenue,
	Series B, 5.00% due 6/15/2026 - 6/15/2029	20,000,000	21,385,205
	Series C, 5.00% due 6/15/2024 - 6/15/2028	1,500,000	1,549,747
	State of Illinois Sales Tax Revenue (Insured: BAM), Series A, 5.00% due 6/15/2031	200,000	215,767
	State of Illinois Sales Tax Revenue (Insured: BAM-TCRS National), 6.00% due 6/15/2026	235,000	251,956
	University of Illinois (University of Illinois Auxiliary Facilities System), Series A, 4.00% due 4/1/2032	11,465,000	11,648,211
	Village of Tinley Park GO, 5.00% due 12/1/2024	450,000	450,646
	Will & Kendall Counties Plainfield Community Consolidated School District 202 (Capital Improvements; Insured: BAM) GO, Series A, 5.00% due 1/1/2025	3,495,000	3,561,905

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	December 31, 2023 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Indiana — 1.8%
	Avon Community School Building Corp. (Educational Facilities; Insured: State Intercept), 5.00% due 7/15/2024 - 7/15/2027	$ 2,330,000	$ 2,467,931
	City of Indianapolis Department of Public Utilities Gas Utility Revenue, Series A, 5.00% due 8/15/2027	6,865,000	7,486,715
	City of Rockport (AEP Generating Co.; Guaranty: American Electric Power Co.), Series A, 3.125% due 7/1/2025	3,000,000	2,969,409
	Clark-Pleasant Community School Building Corp. (Insured: State Intercept), 5.00% due 7/15/2033	955,000	1,121,775
	Columbus Multi School Building Corp. (Bartholomew Consolidated School Corp.; Insured: State Intercept), 4.00% due 1/15/2024	570,000	570,166
	Indiana Finance Authority (CWA Authority, Inc. Wastewater System Project), Series A, 5.00% due 10/1/2024	500,000	508,020
	Indiana Finance Authority (Department of Transportation), Series C, 5.00% due 6/1/2029	8,040,000	9,195,975
[a]	Indiana Finance Authority (Indiana University Health, Inc. Obligated Group), Series B-2, 5.00% due 10/1/2060 (put 7/1/2030)	12,800,000	14,337,920
	Mount Vernon of Hancock County Multi-School Building Corp. (Insured: State Intercept), 5.00% due 1/15/2031	500,000	574,214
	Noblesville Redevelopment Authority, 5.00% due 1/15/2028	300,000	329,083
	Warsaw Community Schools (Insured: State Intercept) GO, 5.00% due 1/15/2025 - 1/15/2026	4,990,000	5,124,299
	Westfield-Washington Schools (Insured: State Intercept) GO, Series C, 6.00% due 7/15/2024 - 1/15/2025	2,550,000	2,610,097
	Iowa — 2.2%
	Clinton Community School District/IA Infrastructure Sales Services & Use Tax (Insured: AGM), 5.00% due 7/1/2032 - 7/1/2033	3,050,000	3,556,636
[a]	PEFA, Inc. (Guaranty: Goldman Sachs Group, Inc.), 5.00% due 9/1/2049 (put 9/1/2026)	53,720,000	55,022,495
	Kansas — 0.9%
[a]	City of Burlington (Evergy Metro, Inc.), 4.30% due 3/1/2045 (put 6/1/2026)	7,200,000	7,316,201
[a]	Kansas (AdventHealth Obligated Group) DFA, Series B, 5.00% due 11/15/2054 (put 11/15/2031)	5,220,000	5,956,626
	Kansas DFA, Series SRF, 5.00% due 5/1/2026	765,000	807,652
	Kansas Independent College Finance Authority (Ottawa University), Series B, 7.30% due 5/1/2024	3,000,000	3,026,874
	Seward County No. 480 USD GO, Series B, 5.00% due 9/1/2024	450,000	456,329
	Unified Government of Wyandotte County/Kansas City (Utility Systems Improvement), Series A, 5.00% due 9/1/2024	600,000	608,722
	Wyandotte County No. 500 (General Improvement) USD GO, Series A, 5.00% due 9/1/2025 - 9/1/2026	5,675,000	5,947,396
	Kentucky — 2.7%
	County of Boone (Duke Energy Kentucky, Inc.), Series A, 3.70% due 8/1/2027	5,000,000	4,958,475
[a]	County of Owen (American Water/Kentucky-American Water Co. Obligated Group), 3.875% due 6/1/2040 (put 9/1/2028)	2,350,000	2,411,420
	Kentucky Public Energy Authority (Guaranty: Morgan Stanley Group),
	Series A-1,
[a]	4.00% due 8/1/2052 (put 8/1/2030)	18,690,000	18,784,123
[a]	5.25% due 4/1/2054 (put 2/1/2032)	13,000,000	14,160,575
[a]	Series C-1, 4.00% due 12/1/2049 (put 6/1/2025)	3,270,000	3,287,710
	Kentucky State Property & Building Commission, Series A, 5.00% due 6/1/2030 - 6/1/2032	3,000,000	3,459,480
	Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group),
	Series A, 5.00% due 10/1/2027 - 10/1/2033	7,575,000	7,993,043
[a]	Series C, 5.00% due 10/1/2047 (put 10/1/2026)	8,500,000	8,903,410
[a]	Series D, 5.00% due 10/1/2047 (put 10/1/2029)	6,575,000	7,189,657
	Louisiana — 1.1%
	City of Shreveport (Insured: AGM) GO, Series A, 5.00% due 3/1/2025 - 3/1/2032	5,300,000	5,850,641
	City of Shreveport (Water & Sewer System; Insured: BAM),
	Series A, 5.00% due 12/1/2024	4,490,000	4,558,872
	Series C, 5.00% due 12/1/2025 - 12/1/2026	1,440,000	1,510,997
[a]	Louisiana Offshore Terminal Authority (Loop LLC), Series A-R, 4.20% due 9/1/2033 (put 9/1/2028)	2,000,000	2,076,028
	Louisiana Public Facilities Authority (Ochsner Clinic Foundation Obligated Group),
	Series A, 5.00% due 5/15/2031	875,000	960,014
[a]	Series B, 5.00% due 5/15/2050 (put 5/15/2025)	2,800,000	2,854,844
	Plaquemines Port Harbor & Terminal District (International Marine Terminals Partnership; LOC Wells Fargo Bank NA),
[a]	Series A, 4.00% due 3/15/2025 (put 3/15/2024)	2,500,000	2,499,442
[a]	Series B, 4.00% due 3/15/2025 (put 3/15/2024)	5,000,000	5,011,930
	State of Louisiana (Garvee), 5.00% due 9/1/2025	1,200,000	1,244,107
[a]	State of Louisiana Gasoline & Fuels Tax Revenue, Series A, 4.273% (SOFR + 0.50%) due 5/1/2043 (put 5/1/2026)	2,950,000	2,933,554
	Maryland — 0.2%
	Maryland Health & Higher Educational Facilities Authority (UPMC Obligated Group), Series B, 5.00% due 4/15/2024	500,000	502,801
	State of Maryland GO,
	Series A, 4.00% due 8/1/2030	2,500,000	2,636,372
	Series B, 5.00% due 8/1/2024	2,500,000	2,533,603
	Massachusetts — 1.1%
	Massachusetts (CareGroup Healthcare System) DFA, Series I, 5.00% due 7/1/2027	2,350,000	2,464,908
	Massachusetts (Insured: BHAC-CR FGIC), 5.50% due 1/1/2029	8,300,000	9,573,062
[a,c]	Massachusetts (Mass General Brigham, Inc.) DFA, Series T-1, 4.47% (MUNIPSA + 0.60%) due 7/1/2049 (put 1/29/2026)	3,750,000	3,746,854
	Massachusetts (Mount Auburn Hospital Health Records System) DFA, Series H-1, 5.00% due 7/1/2024 - 7/1/2025	10,265,000	10,422,323
	Massachusetts School Building Authority, Series D, 4.75% due 8/15/2032	2,700,000	2,798,240
	Michigan — 0.7%
	Michigan Finance Authority (BHSH System Obligated Group), Series A, 5.00% due 4/15/2028 - 4/15/2032	7,215,000	8,189,107

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	December 31, 2023 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Michigan Finance Authority (Great Lakes Water Authority Water Supply System Revenue; Insured: AGM), Series D2, 5.00% due 7/1/2027	$ 3,000,000	$ 3,032,265
	Michigan Finance Authority (Henry Ford Health System), 5.00% due 11/15/2027	1,000,000	1,052,513
	Michigan Finance Authority (McLaren Health Care Corp. Obligated Group), Series A, 5.00% due 5/15/2032	1,000,000	1,024,325
	Michigan Finance Authority (Trinity Health Credit Group), 5.00% due 12/1/2024	1,000,000	1,017,992
	Michigan State Building Authority, Series I, 5.00% due 10/15/2032	1,250,000	1,334,711
	Royal Oak Hospital Finance Authority (William Beaumont Hospital), Series D, 5.00% due 9/1/2024 (pre-refunded 3/1/2024)	2,000,000	2,006,606
	Wayne County Airport Authority (Insured: BAM-TCRS), Series A, 5.00% due 12/1/2032	800,000	943,580
	Minnesota — 0.1%
	Minnesota Housing Finance Agency (Collateralized: GNMA, FNMA, FHLMC), Series F, 1.90% due 1/1/2029	160,000	148,588
	Minnesota Municipal Gas Agency (Guaranty: Royal Bank of Canada), Series A, 4.00% due 6/1/2025	700,000	700,809
	St. Paul Housing & Redevelopment Authority (HealthPartners), Series A, 5.00% due 7/1/2024 - 7/1/2025	850,000	862,415
	Mississippi — 0.1%
	Biloxi Public School District (Insured: BAM), 5.00% due 4/1/2025	1,350,000	1,384,110
	Mississippi Development Bank (Jackson Public School District; Insured: BAM), 5.00% due 10/1/2024 - 10/1/2028	2,400,000	2,530,379
	Missouri — 0.6%
[a]	Health & Educational Facilities Authority of the State of Missouri (BJC Healthcare Obligated Group), Series C, 5.00% due 5/1/2052 (put 5/1/2028)	9,265,000	10,061,846
	Health & Educational Facilities Authority of the State of Missouri (SSM Health Care Obligated Group), Series A, 5.00% due 6/1/2030 - 6/1/2032	4,555,000	5,149,639
	Poplar Bluff R-I School District (Insured: AGM) COP, 5.00% due 3/1/2031 - 3/1/2033	1,575,000	1,776,687
	Montana — 0.1%
	City of Forsyth (NorthWestern Corp.), 3.875% due 7/1/2028	1,000,000	1,011,608
	Montana Facility Finance Authority (Billings Clinic Obligated Group), Series A, 5.00% due 8/15/2031	1,000,000	1,142,180
	Nebraska — 1.1%
[a]	Central Plains Energy Project (Guaranty: Bank of Montreal), Series A, 5.00% due 5/1/2054 (put 11/1/2029)	11,500,000	12,173,107
	Central Plains Energy Project (Guaranty: Goldman Sachs Group, Inc.),
[a]	Series 1, 5.00% due 5/1/2053 (put 10/1/2029)	7,825,000	8,218,457
	Series A, 5.00% due 9/1/2031	1,215,000	1,300,486
	Douglas County Hospital Authority No. 3 (Nebraska Methodist Health System), 5.00% due 11/1/2024 - 11/1/2025	3,405,000	3,492,783
	Gretna Public Schools GO, Series B, 5.00% due 12/15/2027	3,000,000	3,130,749
	Nevada — 1.6%
	Carson City (Carson Tahoe Regional Healthcare), Series A, 5.00% due 9/1/2025 - 9/1/2027	1,565,000	1,622,575
	City of Las Vegas GO, Series C, 5.00% due 9/1/2031	1,000,000	1,054,433
	Clark County School District (Insured: AGM) GO, Series B, 5.00% due 6/15/2031	1,650,000	1,837,273
	Clark County School District (Insured: BAM) GO, Series B, 5.00% due 6/15/2029 - 6/15/2031	4,400,000	4,933,578
	Clark County School District GO, Series C, 4.00% due 6/15/2030	2,015,000	2,069,586
[a]	County of Clark (Nevada Power Co.), 3.75% due 1/1/2036 (put 3/31/2026)	1,000,000	1,019,311
	County of Clark GO,
	4.00% due 11/1/2033	2,550,000	2,595,056
	Series C, 4.00% due 7/1/2032	1,985,000	2,119,240
	Las Vegas Valley Water District GO, Series A, 5.00% due 6/1/2026	18,630,000	19,224,092
	Truckee Meadows Water Authority, 5.00% due 7/1/2033 (pre-refunded 7/1/2026)	5,070,000	5,274,123
	New Hampshire — 0.3%
	New Hampshire Business Finance Authority (United Illuminating Co.), Series A, 4.50% due 10/1/2033	7,000,000	7,551,089
	New Jersey — 4.8%
	City of Jersey (Municipal Utilities Authority Water Fund), Series B, 4.00% due 5/3/2024	5,375,000	5,388,185
	Essex County Improvement Authority, 5.00% due 7/3/2024	3,500,000	3,530,933
	New Jersey (New Jersey Transit Corp.) (State Aid Withholding) EDA, Series B, 5.00% due 11/1/2024	8,000,000	8,136,672
	New Jersey (New Jersey Transit Corp.) EDA, Series A, 5.00% due 11/1/2029 - 11/1/2032	3,630,000	4,243,075
	New Jersey (School Facilities Construction) EDA,
	5.00% due 6/15/2028	900,000	988,893
	Series UU, 5.00% due 6/15/2028 (pre-refunded 6/15/2024)	7,930,000	8,004,130
	New Jersey (State of New Jersey Department of the Treasury) EDA, Series DDD, 5.00% due 6/15/2033 (pre-refunded 6/15/2027)	1,500,000	1,621,641
	New Jersey Health Care Facilities Financing Authority (Virtua Health Obligated Group), 5.00% due 7/1/2024	935,000	936,827
	New Jersey Transportation Trust Fund Authority,
	Series 2014-BB-2, 5.00% due 6/15/2030	1,200,000	1,368,305
	Series A, 5.00% due 12/15/2032 - 6/15/2033	4,100,000	4,639,040
	Series BB1, 5.00% due 6/15/2033	1,425,000	1,571,654
	New Jersey Transportation Trust Fund Authority (Transportation System), Series D, 5.00% due 6/15/2032	6,380,000	6,513,368
	New Jersey Transportation Trust Fund Authority (State Transportation System Improvements),
	Series A, 5.00% due 6/15/2028	4,240,000	4,468,519
	Series A-1, 5.00% due 6/15/2024 - 6/15/2027	34,285,000	36,013,450
	New Jersey Transportation Trust Fund Authority (Transportation System),
	Series A, 5.00% due 12/15/2025 - 6/15/2032	25,965,000	28,574,397
	Series BB-1, 5.00% due 6/15/2031	2,500,000	2,769,907

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	December 31, 2023 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	State of New Jersey (COVID-19 GO Emergency Bonds) GO, Series A, 5.00% due 6/1/2024 - 6/1/2029	$ 8,000,000	$ 8,980,504
	State of New Jersey GO, 5.00% due 6/1/2027	2,200,000	2,382,435
	New Mexico — 2.4%
	Albuquerque Municipal School District No. 12 (State Aid Withholding) GO, Series 2017, 5.00% due 8/1/2026	550,000	583,287
	City of Albuquerque (City Infrastructure Improvements) GO, Series A, 5.00% due 7/1/2026	870,000	920,711
	City of Farmington (Public Service Co. of New Mexico),
[a]	Series A, 0.875% due 6/1/2040 (put 10/1/2026)	1,000,000	908,621
[a]	Series B, 3.00% due 6/1/2040 (put 6/1/2024)	5,000,000	4,967,085
[a]	Series C, 1.15% due 6/1/2040 (put 6/1/2024)	6,000,000	5,915,904
[a]	Series D, 3.90% due 6/1/2040 (put 6/1/2028)	2,000,000	1,970,316
	City of Santa Fe (Public Facilities) GRT, 5.00% due 6/1/2029	950,000	958,756
	County of Sandoval GO, 5.00% due 8/1/2027	210,000	228,263
	County of Santa Fe (County Buildings & Facilities) GRT, Series A, 5.00% due 6/1/2025	1,250,000	1,291,045
	Las Cruces School District No. 2 (State Aid Withholding) GO, 5.00% due 8/1/2027	1,000,000	1,086,967
	Lea County Public School District No. 8 Eunice (State Aid Withholding) GO,
	4.00% due 9/15/2027	1,000,000	1,036,231
	5.00% due 9/15/2026	650,000	691,464
	New Mexico Finance Authority, Series A, 5.00% due 6/1/2024	550,000	555,310
	New Mexico Finance Authority (Public Project Revolving Fund),
	Series A, 5.00% due 6/15/2031	1,000,000	1,028,324
	Series C, 5.00% due 6/1/2029	1,900,000	1,965,719
	New Mexico Finance Authority (State of New Mexico Department of Transportation), Series A, 5.00% due 6/15/2026	1,500,000	1,586,961
	New Mexico Hospital Equipment Loan Council (Presbyterian Healthcare Services Obligated Group),
	Series A, 5.00% due 8/1/2032	1,000,000	1,122,925
[a]	Series B, 5.00% due 8/1/2049 (put 8/1/2025)	3,650,000	3,749,839
	New Mexico Hospital Equipment Loan Council (Presbyterian Healthcare Services Obligated Group) ETM, 5.00% due 8/1/2025	750,000	773,079
	New Mexico Hospital Equipment Loan Council (San Juan Regional Medical Center, Inc.), 5.00% due 6/1/2030 - 6/1/2031	1,215,000	1,318,585
[a]	New Mexico Mortgage Finance Authority (JLG Central 217 LLLP), 0.53% due 11/1/2024 (put 5/1/2024)	10,500,000	10,397,415
[a]	New Mexico Mortgage Finance Authority (JLG NM ABQ 2023 LLLP), 5.00% due 2/1/2042 (put 9/1/2025)	3,000,000	3,062,910
[a]	New Mexico Mortgage Finance Authority (JLG SAF 2023 LLLP), 5.00% due 2/1/2042 (put 6/1/2025)	4,050,000	4,091,274
	State of New Mexico Severance Tax Permanent Fund, Series A, 5.00% due 7/1/2025	11,705,000	12,094,998
	Village of Los Ranchos de Albuquerque (Albuquerque Academy), 5.00% due 9/1/2029 - 9/1/2032	1,330,000	1,476,753
	New York — 6.4%
	City of New York (City Budget Financial Management) GO, Series J, 5.00% due 8/1/2024	20,145,000	20,409,947
	City of New York GO,
	Series A-1, 5.00% due 9/1/2033	1,300,000	1,563,481
	Series C, 5.00% due 8/1/2025 - 8/1/2026	4,250,000	4,449,629
	Series C-1, 5.00% due 8/1/2032	1,000,000	1,159,486
	Series F-1, 5.00% due 8/1/2033	1,000,000	1,221,835
	City of Yonkers (Insured: AGM) GO, Series A, 5.00% due 2/15/2029	850,000	956,810
	Long Island Power Authority, 5.00% due 9/1/2033	400,000	447,684
	Metropolitan Transportation Authority,
	Series A-1, 5.00% due 11/15/2025	1,265,000	1,300,121
	Series B,
	4.00% due 11/15/2026	1,660,000	1,714,430
	5.00% due 11/15/2028	1,230,000	1,306,369
	Series C-1,
	5.00% due 11/15/2027	1,070,000	1,111,209
	5.25% due 11/15/2028 - 11/15/2029	16,100,000	16,804,300
	Series D-1, 5.00% due 11/15/2028 - 11/15/2029	4,990,000	5,186,198
	Series F, 5.00% due 11/15/2025	1,055,000	1,095,222
	Metropolitan Transportation Authority (Green Bond),
[a]	Series A, 5.00% due 11/15/2048 (put 11/15/2024)	710,000	721,432
	Series A2, 5.00% due 11/15/2027	3,450,000	3,662,768
	Series B, 5.00% due 11/15/2025 - 11/15/2027	6,650,000	6,987,467
	Series C-1, 5.00% due 11/15/2024 - 11/15/2026	6,840,000	7,120,420
[a,d]	Monroe County Industrial Development Corp. (Andrews Terrace Community Partners LP), Series B-2, 5.00% due 7/1/2028 (put 7/1/2027)	4,000,000	4,176,616
	New York City Housing Development Corp.,
[a]	Series D, 4.30% due 11/1/2063 (put 11/1/2028)	2,250,000	2,290,219
[a]	Series F-2A, 3.40% due 11/1/2062 (put 12/22/2026)	2,500,000	2,481,550
	New York City Municipal Water Finance Authority (New York City Water & Sewer System), Series AA-2, 5.00% due 6/15/2029	4,495,000	4,966,305
	New York City Transitional Finance Authority Future Tax Secured Revenue,
	Series A, 5.00% due 11/1/2031	7,980,000	9,333,919
	Series A1, 5.00% due 8/1/2031 - 8/1/2032	8,500,000	8,754,259
	Series B, 5.00% due 11/1/2032	2,500,000	3,038,340

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	December 31, 2023 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Series F5, 5.00% due 2/1/2029	$ 3,500,000	$ 3,946,103
	New York State Authority (State of New York Personal Income Tax Revenue), Series A1, 5.00% due 3/15/2030	5,000,000	5,767,730
	New York State Dormitory Authority (Insured: AGM), Series A, 5.00% due 10/1/2032	400,000	446,916
	New York State Dormitory Authority (Insured: BAM), Series A, 5.00% due 10/1/2032	3,500,000	4,071,417
	New York State Dormitory Authority (School Districts Financing Program; Insured: AGM) (State Aid Withholding), Series A, 5.00% due 10/1/2024	2,000,000	2,028,790
	New York State Dormitory Authority (State of New York Personal Income Tax Revenue),
	Series A, 5.00% due 3/15/2030	7,250,000	8,336,928
	Series A1, 5.00% due 3/15/2031	4,545,000	5,349,606
	Series E, 5.00% due 3/15/2033	2,000,000	2,392,738
	New York State Dormitory Authority (State of New York Sales Tax Revenue),
	Series A, 5.00% due 3/15/2028 - 3/15/2033	3,670,000	3,879,819
	Series E, 5.00% due 3/15/2029	4,135,000	4,590,880
	New York State Urban Development Corp. (State of New York Personal Income Tax Revenue), Series C-2, 5.00% due 3/15/2032	4,715,000	5,160,082
	Oneida County Local Development Corp. (Utica College), 5.00% due 7/1/2032	500,000	535,491
	State of New York Mortgage Agency, Series 223, 1.85% due 4/1/2026	400,000	382,129
	Triborough Bridge & Tunnel Authority,
	Series A, 5.00% due 11/15/2033	750,000	776,387
	Series B, 5.00% due 11/15/2031	4,170,000	4,535,655
	Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) (Green Bond),
[a]	Series A2, 2.00% due 5/15/2045 (put 5/15/2024)	1,000,000	992,462
	Series D, 5.00% due 11/15/2029 - 11/15/2031	3,000,000	3,495,566
	Series E, 5.00% due 11/15/2032	2,000,000	2,417,090
	Westchester County Local Development Corp. (Miriam Osborn Memorial Home Association Obligated Group), 5.00% due 7/1/2024 - 7/1/2028	1,100,000	1,129,212
	North Carolina — 1.4%
	Charlotte-Mecklenburg Hospital Authority (Atrium Health Obligated Group),
	Series D,
[a]	3.625% due 1/15/2048 (put 6/15/2027)	1,350,000	1,361,248
[a]	5.00% due 1/15/2049 (put 12/1/2031)	7,000,000	8,192,632
	City of Charlotte (Equipment Acquisition & Public Facilities) ETM COP, Series C, 5.00% due 12/1/2025	2,290,000	2,384,733
[a]	Columbus County Industrial Facilities & Pollution Control Financing Authority (International Paper Co.), Series B, 2.00% due 11/1/2033 (put 10/1/2024)	1,100,000	1,082,877
	County of Buncombe, 5.00% due 6/1/2031	1,000,000	1,034,844
	County of Buncombe (Primary, Middle School & Community College Facilities), Series A, 5.00% due 6/1/2024	600,000	605,684
	County of Dare (Educational Facility Capital Projects), Series A, 5.00% due 6/1/2024	700,000	701,129
	North Carolina Housing Finance Agency, Series 51, 3.85% due 7/1/2032	1,500,000	1,553,290
	North Carolina Turnpike Authority, 5.00% due 1/1/2024 - 1/1/2029	12,765,000	13,339,377
	North Carolina Turnpike Authority ETM, Series B, 5.00% due 2/1/2024	2,000,000	2,002,114
	State of North Carolina, 5.00% due 3/1/2033	5,000,000	5,616,250
	North Dakota — 0.1%
[a]	North Dakota Housing Finance Agency, Series B, 4.07% (MUNIPSA + 0.20%) due 1/1/2043 (put 7/1/2024)	2,000,000	2,001,442
	Ohio — 2.0%
	Akron, Bath & Copley Joint Township Hospital District (Summa Health System Obligated Group), 5.00% due 11/15/2028 - 11/15/2032	2,880,000	3,123,472
	City of Cincinnati Water System Revenue, Series C, 4.00% due 12/1/2030	1,000,000	1,043,604
	City of Cleveland (Public Facilities Improvements), Series B1, 5.00% due 10/1/2028	935,000	1,030,245
	City of Columbus GO, Series A, 4.00% due 4/1/2031	600,000	629,405
[a]	Columbus-Franklin County Finance Authority (Dering Family Homes Owner LLC), 5.00% due 7/1/2045 (put 2/1/2027)	2,000,000	2,084,376
	County of Allen Hospital Facilities Revenue (Bon Secours Mercy Health, Inc.),
[a]	Series B-1, 5.00% due 10/1/2049 (put 8/3/2027)	2,665,000	2,864,667
[a]	Series B-2, 5.00% due 10/1/2051 (put 6/4/2030)	10,590,000	11,922,137
	County of Cuyahoga (Convention Hotel Project) COP, 5.00% due 12/1/2024	11,515,000	11,613,810
	County of Cuyahoga (Musical Arts Association), 5.00% due 1/1/2030 - 1/1/2032	820,000	914,957
	County of Franklin GO, 5.00% due 12/1/2030	2,500,000	2,620,830
	County of Hamilton Sales Tax Revenue, Series A, 4.00% due 12/1/2031	1,100,000	1,135,597
	Northeast Ohio Medical University (Insured: BAM), 5.00% due 12/1/2029 - 12/1/2032	1,175,000	1,315,616
[a]	Ohio Air Quality Development Authority (Duke Energy Corp.), Series B, 4.00% due 9/1/2030 (put 6/1/2027)	4,315,000	4,386,633
[a]	Ohio Air Quality Development Authority (Ohio Valley Electric Corp.), Series B, 1.375% due 2/1/2026 (put 11/1/2024)	800,000	773,218
	Ohio Turnpike & Infrastructure Commission, Series A, 5.00% due 2/15/2028	4,930,000	5,418,169
	State of Ohio (Cleveland Clinic Health System Obligated Group), Series A, 5.00% due 1/1/2026 - 1/1/2032	1,800,000	1,921,761
	State of Ohio Department of Administrative Services, Series A-2, 4.00% due 4/1/2032	1,000,000	1,019,920
	Oklahoma — 3.5%
	Canadian County Educational Facilities Authority (Mustang Public Schools Project) ISD, Series A, 5.00% due 9/1/2032 - 9/1/2033	11,000,000	12,712,416
	Canadian County Educational Facilities Authority (Yukon Public Schools Project) ISD, 5.00% due 9/1/2027 - 9/1/2029	10,850,000	11,851,069
	Cleveland County Educational Facilities Authority (Moore Public Schools) ISD, 4.00% due 6/1/2030 - 6/1/2031	9,240,000	10,143,312
	Cleveland County Educational Facilities Authority (Norman Public Schools) ISD,
	5.00% due 6/1/2024	4,250,000	4,281,042

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	December 31, 2023 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Series A, 5.00% due 6/1/2028 - 6/1/2033	$15,850,000	$ 17,866,976
	Clinton Public Works Authority, 5.00% due 10/1/2029 - 10/1/2032	4,295,000	4,768,882
	Cushing Educational Facilities Authority (Payne County No. 67 Cushing) ISD, 5.00% due 9/1/2032	14,000,000	15,837,290
	Muskogee Industrial Trust (Muskogee County No. 20) ISD, 5.00% due 9/1/2024 - 9/1/2027	2,250,000	2,309,039
	Oklahoma County Finance Authority (Midwest City Public Service) ISD, 5.00% due 10/1/2024 - 10/1/2026	1,525,000	1,566,399
	Rogers County Educational Facilities Authority (School District No. 2 Catoosa), 5.00% due 9/1/2029 - 9/1/2032	12,000,000	13,862,292
	Oregon — 0.6%
[a]	Oregon Health & Science University (Oregon Health & Science University Obligated Group), Series B2, 5.00% due 7/1/2046 (put 2/1/2032)	11,780,000	13,494,532
	Tri-County Metropolitan Transportation District of Oregon, Series A, 5.00% due 10/1/2028	2,845,000	3,126,974
	Pennsylvania — 6.4%
	Allegheny County Higher Education Building Authority (Duquesne University of the Holy Spirit), Series A, 5.00% due 3/1/2024 - 3/1/2025	1,645,000	1,676,397
	Allegheny County Hospital Development Authority (UPMC Obligated Group), Series A, 5.00% due 7/15/2031	2,520,000	2,801,920
	Allegheny County Sanitary Authority (2015 Capital Project), 5.00% due 12/1/2024	2,000,000	2,039,778
	Allegheny County Sanitary Authority (2015 Capital Project; Insured: BAM), 5.00% due 12/1/2025	1,000,000	1,042,267
	Allegheny County Sanitary Authority (Insured: BAM), 5.00% due 12/1/2029	2,830,000	2,954,528
	Bethlehem Area School District Authority (State Aid Withholding),
[a]	Series A, 3.961% (SOFR + 0.35%) due 1/1/2030 (put 11/1/2025)	2,985,000	2,959,150
[a]	Series C, 3.961% (SOFR + 0.35%) due 1/1/2032 (put 11/1/2025)	2,985,000	2,965,051
	City of Philadelphia (Insured: AGM) GO, 5.00% due 8/1/2025 - 8/1/2027	28,685,000	30,212,061
	City of Philadelphia (Pennsylvania Gas Works),
	Series 13, 5.00% due 8/1/2024 - 8/1/2031	6,900,000	7,034,659
	Series 14, 5.00% due 10/1/2024 - 10/1/2032	3,070,000	3,201,934
	City of Philadelphia (Pennsylvania Gas Works; Insured: AGM), Series A, 5.00% due 8/1/2025 - 8/1/2032	2,210,000	2,461,687
	City of Philadelphia Airport Revenue, Series A, 5.00% due 7/1/2030	750,000	860,057
	City of Philadelphia GO, Series B, 5.00% due 8/1/2033	1,060,000	1,095,514
	City of Philadelphia IDA, 5.00% due 5/1/2025 - 5/1/2028	2,490,000	2,637,590
	City of Philadelphia Water & Wastewater Revenue, Series B, 5.00% due 7/1/2032	2,500,000	2,592,158
	Commonwealth Financing Authority (Pennsylvania Department of Community & Economic Development; Insured: AGM), Series B-1, 5.00% due 6/1/2025	3,000,000	3,092,100
	Commonwealth Financing Authority (Tobacco Master Settlement Paym; Insured: BAM-TCRS), 5.00% due 6/1/2031	10,000,000	10,879,810
	Commonwealth of Pennsylvania (Capital Facilities) GO, Series D, 5.00% due 8/15/2024 - 8/15/2025	8,325,000	8,501,657
	Commonwealth of Pennsylvania GO,
	5.00% due 7/15/2030	12,930,000	14,690,626
	Series 1, 5.00% due 3/15/2025	12,005,000	12,323,169
	County of Luzerne (Insured: AGM) GO, Series A, 5.00% due 11/15/2024	4,000,000	4,072,836
	Geisinger Authority (Geisinger Health System Obligated group),
[a]	Series B, 5.00% due 4/1/2043 (put 2/15/2027)	4,115,000	4,302,265
[a]	Series C, 5.00% due 4/1/2043 (put 4/1/2030)	3,475,000	3,810,080
	Hempfield Area School District (Insured: AGM) (State Aid Withholding) GO, Series B, 5.00% due 3/15/2027	1,410,000	1,507,132
	Luzerne County (Insured: AGM) IDA GO, 5.00% due 12/15/2024 - 12/15/2027	3,045,000	3,152,144
	Monroeville Finance Authority (UPMC Obligated Group), Series B, 5.00% due 2/15/2031	1,000,000	1,142,127
[a]	Montgomery County (Constellation Energy Generation LLC) IDA, Series A, 4.10% due 4/1/2053 (put 4/3/2028)	5,000,000	5,095,640
	Northeastern Pennsylvania Hospital & Education Authority (King’s College), 5.00% due 5/1/2027 - 5/1/2029	3,825,000	3,989,719
[a]	Pennsylvania (Republic Services, Inc.) EDFA, Series B, 4.30% due 12/1/2030 (put 4/1/2024)	1,000,000	1,000,000
	Pennsylvania (UPMC Obligated Group) EDFA, Series A, 5.00% due 10/15/2033	1,150,000	1,316,785
[a]	Pennsylvania (Waste Management Obligated Group; Guaranty: Waste Management, Inc.) EDFA, 0.95% due 12/1/2033 (put 12/1/2026)	1,000,000	913,986
	Pennsylvania Turnpike Commission, Series B, 5.00% due 12/1/2032	500,000	584,603
	Philadelphia Municipal Authority (Juvenile Justice Services Center), 5.00% due 4/1/2026 - 4/1/2027	2,040,000	2,160,762
	Pittsburgh Water & Sewer Authority (Insured: AGM), Series B, 5.00% due 9/1/2033	1,000,000	1,207,599
	Plum Borough School District (Insured: BAM) (State Aid Withholding) GO, Series A, 5.00% due 9/15/2024	1,885,000	1,887,522
	School District of Philadelphia (State Aid Withholding) GO,
	Series A, 5.00% due 9/1/2024 - 9/1/2028	2,340,000	2,465,062
	Series F, 5.00% due 9/1/2024	620,000	626,988
	School District of Philadelphia (State Aid Withholding; Insured: BAM-TCRS) GO, Series F, 5.00% due 9/1/2025	500,000	517,937
	Sports & Exhibition Authority of Pittsburgh & Allegheny County (Allegheny County Hotel Room Excise Tax Revenue; Insured: AGM), Series A, 5.00% due 2/1/2033	4,000,000	4,665,384
	State Public School Building Authority (Insured: BAM), Series A, 4.00% due 10/1/2033	2,325,000	2,372,214
	State Public School Building Authority (School District of Philadelphia; Insured: AGM) (State Aid Withholding), Series A, 5.00% due 6/1/2030	3,550,000	3,768,733
	University of Pittsburgh-of the Commonwealth System of Higher Education, Series A, 4.00% due 4/15/2026	6,000,000	6,158,304
	South Carolina — 0.7%
	Berkeley County School District (School Facility Equipment Acquisition), 5.00% due 12/1/2024	2,000,000	2,039,002
	City of Charleston Public Facilities Corp. (City of Charleston Project), Series A, 5.00% due 9/1/2025	930,000	964,760
[a]	Patriots Energy Group Financing Agency (Guaranty: Royal Bank of Canada), Series A, 4.00% due 10/1/2048 (put 2/1/2024)	1,500,000	1,499,959
[a]	Patriots Energy Group Financing Agency (Guaranty: Sumitomo Mitsui Banking Corp.), Series A1, 5.25% due 10/1/2054 (put 8/1/2031)	10,090,000	10,971,412

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	December 31, 2023 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	SCAGO Educational Facilities Corp. (School District of Pickens County), 5.00% due 12/1/2025 - 12/1/2029	$ 3,000,000	$ 3,083,447
	South Dakota — 0.1%
	South Dakota Health & Educational Facilities Authority (Monument Health Obligated Group), 5.00% due 9/1/2028	1,500,000	1,614,714
	South Dakota Health & Educational Facilities Authority (Sanford Health), 5.00% due 11/1/2024 - 11/1/2025	1,405,000	1,447,096
	Tennessee — 2.4%
[a]	Knox County Health Educational & Housing Facility Board (Gleason Partners LP), 3.95% due 12/1/2027 (put 12/1/2025)	1,500,000	1,524,801
[a]	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Northview Housing Development LP), Series B, 3.85% due 2/1/2045 (put 2/1/2025)	2,500,000	2,503,228
	Shelby County Health Educational & Housing Facilities Board (Methodist Le Bonheur Obligated Group), Series A, 5.00% due 5/1/2029	1,990,000	2,121,905
[a]	Tennergy Corp. (Guaranty: Morgan Stanley Group), Series A, 4.00% due 12/1/2051 (put 9/1/2028)	14,730,000	14,729,263
[a]	Tennessee Energy Acquisition Corp. (Guaranty: Goldman Sachs Group, Inc.), Series A-1, 5.00% due 5/1/2053 (put 5/1/2028)	1,000,000	1,044,534
[a]	Tennessee Energy Acquisition Corp. (Tennessee Energy Acquisition Corp.; Guaranty: Goldman Sachs Group, Inc.), Series A, 5.00% due 5/1/2052 (put 11/1/2031)	35,310,000	37,504,057
	Tennessee HDA,
	Series 2A,
	3.80% due 1/1/2032	400,000	410,328
	3.875% due 1/1/2033	500,000	515,079
	3.90% due 7/1/2033	500,000	515,061
	3.95% due 1/1/2034	1,000,000	1,031,734
[a]	Williamson County (ECG Wood Duck LP) IDB, 5.00% due 5/1/2042 (put 5/1/2027)	2,000,000	2,094,906
	Texas — 14.2%
	Amarillo Junior College District GO, 5.00% due 2/15/2030	2,325,000	2,663,794
	Arlington Higher Education Finance Corp. (Riverwalk Education Foundation, Inc.) (Insured: PSF-GTD), 5.00% due 8/15/2026 - 8/15/2032	590,000	642,076
[a]	Bexar County Housing Finance Corp. (Culebra Road Apartments LP), 4.05% due 3/1/2028 (put 3/1/2026)	2,500,000	2,531,712
[a]	Boerne School District (Insured: PSF-GTD) ISD GO, 3.125% due 2/1/2053 (put 2/1/2027)	4,800,000	4,890,360
	Central Texas Turnpike System, Series C, 5.00% due 8/15/2031	2,800,000	2,809,646
	City of Austin Water & Wastewater System Revenue,
	5.00% due 11/15/2033	2,000,000	2,190,656
	Series A, 5.00% due 11/15/2032	1,000,000	1,032,922
	City of Beaumont (Waterworks & Sewer System Improvements; Insured: AGM), Series A, 5.00% due 9/1/2024	2,500,000	2,504,125
	City of Conroe GO, Series B, 5.00% due 11/15/2030	1,750,000	1,956,376
	City of Dallas (Public Improvements) GO, 5.00% due 2/15/2025	3,000,000	3,076,239
	City of Dallas (Trinity River Corridor Infrastructure) GO,
	5.00% due 2/15/2024 - 2/15/2026	20,640,000	20,693,928
	Series A, 5.00% due 2/15/2024	5,235,000	5,243,816
[a]	City of Dallas Housing Finance Corp. (Ash Creek Housing LLC), 5.00% due 7/1/2026 (put 12/1/2025)	1,500,000	1,555,663
	City of Georgetown Utility System Revenue (Insured: BAM), 5.00% due 8/15/2028 - 8/15/2029	1,300,000	1,449,658
	City of Houston (Airport System), Series B, 5.00% due 7/1/2026 - 7/1/2028	6,220,000	6,721,370
	City of Houston (Combined Utility System), Series C, 5.00% due 5/15/2024	7,250,000	7,305,781
	City of Houston (Public Improvements) GO, Series A, 5.00% due 3/1/2027	2,875,000	3,087,028
	City of Houston Combined Utility System Revenue, Series B, 4.00% due 11/15/2031	1,725,000	1,768,263
	City of Houston GO, Series A, 5.00% due 3/1/2031	2,635,000	2,954,101
	City of Hutto (Insured: AGM) GO, 5.00% due 8/1/2033	400,000	461,512
	City of Irving GO, Series A, 5.00% due 9/15/2029	1,000,000	1,093,335
	City of Laredo (Sports Venues; Insured: AGM) ETM, 5.00% due 3/15/2024	300,000	301,121
	City of Lubbock Electric Light & Power System Revenue, 5.00% due 4/15/2025	725,000	745,088
	City of Lubbock GO, Series A, 5.00% due 2/15/2026 - 2/15/2027	1,500,000	1,600,342
	City of Mansfield GO, Series A, 5.00% due 2/15/2031 - 2/15/2033	1,500,000	1,764,384
	City of McAllen (International Toll Bridge System; Insured: AGM), Series A, 5.00% due 3/1/2025 - 3/1/2027	2,015,000	2,091,154
	City of Port Arthur (CTFS Obligation; Insured: BAM) GO, 5.00% due 2/15/2033	1,025,000	1,207,978
	City of San Antonio (Public Facilities Corp.), 5.00% due 9/15/2027 - 9/15/2032	4,155,000	4,742,219
	City of San Antonio Electric & Gas Systems Revenue, 4.00% due 2/1/2032	4,100,000	4,237,428
	City of San Antonio Electric & Gas Systems Revenue (CPS Energy), 5.25% due 2/1/2024	7,000,000	7,012,845
	Clear Creek (Insured: PSF-GTD) ISD GO,
[a]	3.60% due 2/15/2035 (put 8/15/2025)	1,500,000	1,521,186
	Series A, 4.00% due 2/15/2033	5,000,000	5,087,335
	Clifton Higher Education Finance Corp. (Idea Public Schools; Insured: PSF-GTD),
	4.00% due 8/15/2028	2,000,000	2,080,508
	Series T, 5.00% due 8/15/2026	400,000	422,621
	Clifton Higher Education Finance Corp. (YES Prep Public Schools, Inc.; Insured: PSF-GTD), 5.00% due 4/1/2027 - 4/1/2029	1,700,000	1,855,477
	Conroe (Insured: PSF-GTD) ISD GO, Series A, 4.00% due 2/15/2033	1,050,000	1,084,136
	Cotulla (Insured: PSF-GTD) ISD GO, 5.00% due 2/15/2029 - 2/15/2033	5,025,000	5,814,388
	County of Bexar GO, 4.00% due 6/15/2033	2,750,000	2,854,745
	County of Harris (Harris County Toll Road Revenue),

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	December 31, 2023 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Series A, 5.00% due 8/15/2031	$ 2,500,000	$ 2,645,040
	Series B, 5.00% due 8/15/2030 - 8/15/2031	2,370,000	2,463,337
	County of Harris (Tax Road) GO, Series A, 5.00% due 10/1/2028	3,205,000	3,499,347
	County of La Salle (Insured: AGM) GO, 5.00% due 3/1/2027 - 3/1/2028	7,160,000	7,645,466
	Cypress-Fairbanks (Insured: PSF-GTD) ISD GO, 5.00% due 2/15/2028	2,955,000	3,030,746
	Dallas County Utility & Reclamation District GO, 5.00% due 2/15/2026	1,000,000	1,038,576
[a]	Denton (Insured: PSF-GTD) ISD GO, Series B, 2.00% due 8/1/2044 (pre-refunded 8/1/2024)	340,000	338,110
[a]	Dickinson (Insured: PSF-GTD) ISD GO, 3.50% due 8/1/2037 (put 8/1/2025)	1,000,000	1,009,047
[a]	El Paso Housing Finance Corp. (Columbia Housing Partners LP), 4.50% due 3/1/2026 (put 3/1/2025)	2,300,000	2,331,296
	Franklin (Insured: PSF-GTD) ISD GO, 4.00% due 2/15/2032	2,000,000	2,035,356
	Frisco (Insured: PSF-GTD) ISD GO, 5.00% due 8/15/2033	1,465,000	1,645,465
[a]	Grand Parkway Transportation Corp., 5.00% due 10/1/2052 (put 4/1/2028)	4,000,000	4,382,796
	Gulf Coast Waste Disposal Authority (Bayport Area Wastewater Treatment System; Insured: AGM), 5.00% due 10/1/2024 - 10/1/2025	1,350,000	1,394,018
	Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System Obligated Group),
	Series A,
	4.00% due 12/1/2031	825,000	833,427
	5.00% due 12/1/2024 - 12/1/2025	5,845,000	5,952,123
[a]	Series B, 5.00% due 6/1/2050 (put 12/1/2028)	2,250,000	2,481,563
[a]	Harris County Cultural Education Facilities Finance Corp. (Texas Children’s Hospital Obligated Group), Series B, 5.00% due 10/1/2051 (put 10/1/2031)	2,125,000	2,457,267
	Hays Consolidated (Insured: PSF-GTD) ISD GO, 5.00% due 2/15/2033	1,250,000	1,488,500
[a]	Houston (Insured: PSF-GTD) ISD GO, Series C, 4.00% due 6/1/2039 (put 6/1/2025)	3,000,000	3,047,535
[a]	Houston Housing Finance Corp. (Summerdale Apartments LP), 5.00% due 8/1/2041 (put 8/1/2026)	3,500,000	3,658,406
[a]	Houston Housing Finance Corp. (Sunset Gardens Preservation LP), 4.00% due 10/1/2025 (put 10/1/2024)	6,000,000	6,036,426
[a]	Houston Housing Finance Corp. (Temenos Permanent Affordable LLC), 4.08% due 8/1/2024 (put 2/1/2024)	1,450,000	1,450,619
	Humble (Insured: PSF-GTD) ISD GO, 4.00% due 2/15/2033	1,605,000	1,737,774
[a]	Jacksboro (Insured: PSF-GTD) ISD GO, 4.00% due 2/15/2048 (put 8/15/2028)	2,500,000	2,628,212
	Keller (Insured: PSF-GTD) ISD GO, 5.00% due 8/15/2027 (pre-refunded 2/15/2025)	5,795,000	5,925,961
[a]	Lakeside Place PFC (Brookside Gardens Apartments LLC), 4.15% due 11/1/2026 (put 11/1/2025)	5,000,000	5,072,560
	Laredo Community College District (School Facilities Improvements) GO, 5.00% due 8/1/2024	715,000	723,880
	Leander (Insured: PSF-GTD) ISD GO, Series A, 5.00% due 2/15/2029	1,940,000	2,184,646
	Llano (Insured: PSF-GTD) ISD GO, 5.00% due 2/15/2031 - 2/15/2032	2,200,000	2,362,434
	Lower Colorado River Authority, Series D, 5.00% due 5/15/2026 - 5/15/2027	2,200,000	2,269,706
	Lower Colorado River Authority (LCRA Transmission Services Corp.),
	Series A,
	5.00% due 5/15/2031 - 5/15/2032	900,000	1,055,668
	5.25% due 5/15/2033	350,000	420,181
	Metropolitan Transit Authority of Harris County,
	5.00% due 11/1/2028	2,000,000	2,239,396
	Series D, 5.00% due 11/1/2026 - 11/1/2027	2,120,000	2,265,802
[a]	North East (Insured: PSF-GTD) ISD GO, 3.60% due 8/1/2052 (put 8/1/2024)	5,000,000	5,024,490
	North Texas Tollway Authority (North Texas Tollway System), Series A, 5.00% due 1/1/2031 - 1/1/2032	2,750,000	2,810,709
	Northside (Insured: PSF-GTD) ISD GO,
	4.00% due 6/15/2033	1,500,000	1,552,533
[a]	Series B, 3.00% due 8/1/2053 (put 8/1/2026)	7,400,000	7,464,402
	Pecos Barstow Toyah (Insured: PSF-GTD) ISD GO, 5.00% due 2/15/2031 - 2/15/2033	5,500,000	6,053,977
	Prosper (Insured: PSF-GTD) ISD GO, 5.00% due 2/15/2033	1,000,000	1,186,226
	Round Rock (Educational Facilities Improvements; Insured: PSF-GTD) ISD GO, 5.00% due 8/1/2028 - 8/1/2029 (pre-refunded 8/1/2025)	5,820,000	6,010,773
	San Antonio (Insured: PSF-GTD) ISD GO, 5.00% due 8/15/2033	2,080,000	2,493,918
[a]	San Antonio Housing Trust Finance Corp. (Arbors at West Avenue LP), 1.45% due 3/1/2026 (put 3/1/2025)	2,000,000	1,930,462
[a]	San Antonio Housing Trust Public Facility Corp. (PV Country Club Village LP), 4.00% due 8/1/2026 (put 8/1/2025)	1,000,000	1,005,735
	Southwest (Insured: PSF-GTD) ISD GO, 5.00% due 2/1/2032 - 2/1/2033	2,600,000	3,084,124
	State of Texas GO,
	5.00% due 10/1/2027	1,875,000	1,884,772
	Series A, 4.00% due 10/1/2032 - 10/1/2033	20,430,000	20,648,304
	Tarrant County College District GO, 5.00% due 8/15/2032	2,500,000	3,012,952
	Tarrant County Cultural Education Facilities Finance Corp. (Christus Health Obligated Group),
[a]	Series A, 5.00% due 7/1/2053 (put 7/1/2032)	7,520,000	8,604,497
	Series B, 5.00% due 7/1/2032	2,150,000	2,361,145
	Tarrant County Hospital District GO, 5.00% due 8/15/2025 - 8/15/2027	2,880,000	3,076,069
	Texas Municipal Gas Acquisition & Supply Corp. III (Guaranty: Macquarie Group Ltd.), 5.00% due 12/15/2025 - 12/15/2032	69,065,000	73,897,178
	Texas Public Finance Authority (Texas Southern University; Insured: BAM), 5.00% due 5/1/2032 - 5/1/2033	1,700,000	1,895,286
[a]	Texas State Affordable Housing Corp. (FC Juniper Creek Housing LP), 3.75% due 7/1/2044 (put 7/1/2026)	2,000,000	2,005,966
	Texas State Technical College (Insured: AGM),
	Series A,
	5.00% due 8/1/2031 - 8/1/2032	4,250,000	4,984,350

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	December 31, 2023 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	5.25% due 8/1/2033	$ 2,300,000	$ 2,760,853
	Texas Woman’s University, Series A, 5.00% due 7/1/2031 - 7/1/2033	4,275,000	5,070,678
	Walnut Creek Special Utility District (Water System Improvements; Insured: BAM), 5.00% due 1/10/2024	750,000	750,320
	Utah — 0.1%
[a]	County of Utah (Intermountain Healthcare Obligated Group), Series B, 5.00% due 5/15/2060 (put 8/1/2026)	1,740,000	1,822,152
	Utah Telecommunication Open Infrastructure Agency,
	5.00% due 6/1/2031	600,000	698,951
	5.25% due 6/1/2033	500,000	599,499
	Virginia — 0.7%
[a]	Fairfax County Redevelopment & Housing Authority (Apah Tysons North Four LP), 5.00% due 1/1/2045 (put 1/1/2028)	2,000,000	2,118,578
[a]	Halifax County IDA, Series A, 1.65% due 12/1/2041 (put 5/31/2024)	3,000,000	2,981,580
[a]	Harrisonburg Redevelopment & Housing Authority, 4.00% due 12/1/2028 (put 12/1/2026)	1,615,000	1,630,447
	Virginia Commonwealth Transportation Board,
	4.00% due 5/15/2032	1,000,000	1,046,567
	5.00% due 9/15/2028	3,945,000	4,313,767
	Virginia Small Business Financing Authority (National Senior Campuses, Inc. Obligated Group), Series A, 5.00% due 1/1/2024 - 1/1/2033	4,800,000	5,093,995
[a]	Wise County (Virginia Electric & Power Co.) IDA, Series A, 1.20% due 11/1/2040 (put 5/31/2024)	1,550,000	1,528,900
	Washington — 0.8%
	Clark County Public Utility District No. 1, 5.00% due 1/1/2028	500,000	550,315
	Energy Northwest (Nine Canyon Wind Project Phase I-III), 5.00% due 7/1/2025	850,000	876,720
	King County School District No. 414 (State Aid Withholding) GO, 4.00% due 12/1/2033	2,000,000	2,072,868
	State of Washington (State & Local Agency Real & Personal Property Projects) COP, Series A, 5.00% due 7/1/2027	4,970,000	5,395,994
	State of Washington COP, Series B, 5.00% due 7/1/2032	650,000	723,347
	State of Washington GO,
	Series 2021A, 5.00% due 6/1/2024	500,000	504,681
	Series C, 5.00% due 2/1/2032	1,200,000	1,231,157
	Series R, 5.00% due 7/1/2032	4,000,000	4,096,112
	Washington Health Care Facilities Authority (CommonSpirit Health Obligated Group), Series A1, 5.00% due 8/1/2031	780,000	856,217
	Washington Health Care Facilities Authority (Providence St. Joseph Health Obligated Group), Series B, 5.00% due 10/1/2031	2,500,000	2,706,017
[a]	Washington State Housing Finance Commission (Ardea Twg LLLP), 5.00% due 12/1/2043 (put 2/1/2027)	1,000,000	1,041,665
[c]	Washington State Housing Finance Commission (Seattle Academy of Arts & Sciences), 5.125% due 7/1/2033	735,000	800,479
	Wisconsin — 1.9%
	City of Milwaukee (Insured: AGM) GO,
	5.00% due 4/1/2032 - 4/1/2033	4,845,000	5,558,085
	Series N3, 5.00% due 4/1/2031 - 4/1/2032	6,550,000	7,411,378
	County of Waushara GO, Series A, 4.50% due 6/1/2027	4,000,000	4,093,512
[a]	Public Finance Authority (Duke Energy Progress LLC), Series A-1, 3.30% due 10/1/2046 (put 10/1/2026)	11,920,000	11,931,121
	Public Finance Authority (National Senior Communities Obligated Group), 4.00% due 1/1/2024 - 1/1/2030	2,370,000	2,371,791
[a]	Public Finance Authority (Providence St. Joseph Health Obligated Group), Series C, 4.00% due 10/1/2041 (put 10/1/2030)	4,000,000	4,115,692
[a]	Public Finance Authority (St. John’s College), 3.00% due 10/1/2045 (put 10/1/2026)	1,500,000	1,456,811
	Racine USD, Series B, 4.125% due 4/1/2025	1,500,000	1,501,623
	Village of Kimberly, 4.00% due 6/1/2024	6,000,000	6,007,404
	Wisconsin Health & Educational Facilities Authority (Advocate Aurora Health Obligated Group),
[a]	Series B1, 5.00% due 8/15/2054 (put 7/1/2027)	1,375,000	1,441,160
[a]	Series B-4, 5.00% due 8/15/2054 (put 1/29/2025)	265,000	269,884
	Wisconsin Housing EDA,
	Series B,
[a]	0.50% due 11/1/2050 (put 11/1/2024)	1,500,000	1,445,931
[a]	3.75% due 5/1/2054 (put 11/1/2026)	3,000,000	3,015,240
	WPPI Energy, Series A, 5.00% due 7/1/2024 - 7/1/2028	720,000	758,291
	Total Long-Term Municipal Bonds — 98.6% (Cost $2,572,666,147)		2,646,331,507
	Short-Term Municipal Bonds — 0.7%
	Illinois — 0.1%
[a]	Phoenix Realty Special Account-U LP (LOC Northern Trust Co.), 4.44% due 4/1/2025 (put 1/8/2024)	1,000,000	1,000,000
	Texas — 0.6%
[a]	Port of Port Arthur Navigation District (Motiva Enterprises LLC), 4.65% due 4/1/2040 (put 1/2/2024)	15,900,000	15,900,000
	Total Short-Term Municipal Bonds — 0.7% (Cost $16,900,000)		16,900,000
	Total Investments — 99.3% (Cost $2,589,566,147)		$2,663,231,507
	Other Assets Less Liabilities — 0.7%		19,871,517

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	December 31, 2023 (Unaudited)

ISSUER-DESCRIPTION	Principal Amount	VALUE
Net Assets — 100.0%		$2,683,103,024

Footnote Legend
a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on December 31, 2023.
b	Segregated as collateral for a when-issued security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2023, the aggregate value of these securities in the Fund’s portfolio was $7,131,760, representing 0.27% of the Fund’s net assets.
d	When-issued security.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AGM	Insured by Assured Guaranty Municipal Corp.
BAM	Insured by Build America Mutual Insurance Co.
BHAC-CR	Berkshire Hathaway Assurance Corp. Custodial Receipts
CDC	Community Development Commission
COP	Certificates of Participation
DFA	Development Finance Authority/Agency
EDA	Economic Development Authority
EDFA	Economic Development Financing Authority
ETM	Escrowed to Maturity
FGIC	Insured by Financial Guaranty Insurance Co.
FHLMC	Collateralized by Federal Home Loan Mortgage Corp.
FNMA	Collateralized by Federal National Mortgage Association
GNMA	Collateralized by Government National Mortgage Association
GO	General Obligation
GRT	Gross Receipts Tax
HDA	Housing Development Authority
HFA	Health Facilities Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority/Agency
IDB	Industrial Development Board
ISD	Independent School District
JEA	Jacksonville Electric Authority
LOC	Letter of Credit
MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index
Natl-Re	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Guaranteed by Permanent School Fund
SOFR	Secured Overnight Financing Rate
SPA	Stand-by Purchase Agreement
TCRS	Transferable Custodial Receipts
USD	Unified School District

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Limited Term Municipal Fund	December 31, 2023 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Limited Term Municipal Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-four separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers four classes of shares of beneficial interest: Class A, Class C, Class C2 and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.